Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Operating Lease [Line Items]
Cost		¥ 24,010	¥ 57,901
Accumulated depreciation		(2,221)	(1,808)
Net carrying amount		21,789	56,093
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	3,045	2,771
Accumulated depreciation	[1]	(1,774)	(1,498)
Net carrying amount	[1]	1,271	1,273
Aircraft [Member]
Operating Lease [Line Items]
Cost		20,965	55,130
Accumulated depreciation		(447)	(310)
Net carrying amount		¥ 20,518	¥ 54,820

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.